Revenue and segment information - Non-current assets by location of subsidiary (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	£ 30,467	£ 28,865	£ 28,830
UK
Disclosure of operating segments [line items]
Non-current assets	440	430	410
US & Puerto Rico
Disclosure of operating segments [line items]
Non-current assets	8,519	7,884	7,827
Rest of World
Disclosure of operating segments [line items]
Non-current assets	£ 21,508	£ 20,551	£ 20,593